Summary of Significant Accounting Policies: Accounts Receivable (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company’s credit terms generally range from 90 to 180 days. The Company’s policy with respect to accounts receivable reserves is to establish an allowance for doubtful accounts based on management’s assessment of known requirements, aging of receivables, payment history, specific customer’s current credit worthiness, and the economic environment. The Company has a significantly low history of credit losses and no historical pattern of making any price or collection concessions with respect to its accounts receivable balances. Accordingly, an allowance for doubtful accounts is not considered necessary based on management’s assessment.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We extend unsecured credit to our customers in the ordinary course of business but mitigate the associated risks by performing credit checks and actively pursuing past due accounts. The Company’s credit terms generally range from 90 to 180 days. The Company’s policy with respect accounts receivable reserves is to establish an allowance for doubtful accounts based on management’s assessment of known requirements, aging of receivables, payment history, specific customer’s current credit worthiness, and the economic environment. The Company has a significantly low history of credit losses and no historical pattern of making any price or collection concessions with respect to its accounts receivable balances. Accordingly, an allowance for doubtful accounts is not considered necessary based on management’s assessment .